Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2022	Jan. 01, 2022
Disclosure of transactions between related parties [line items]
Prepayment of rent			$ 1,178,530
Percentage of discount rate used for remeasurement of lease liabilities.				8.60%	4.00%
Right-of-use assets	$ 4,818,744	$ 5,765,993	3,701,000
Lease liabilities	5,533,694	5,323,965	$ 2,988,542
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of transactions between related parties [line items]
Rent and property taxes	277,389	274,934
Reimbursement	1,070,264
Prepayment of rent	$ 1,178,530
Percentage of discount rate used for remeasurement of lease liabilities.	4.00%
Increase in lease liability from remeasurement	$ 1,070,264
Decrease in assets from remeasurement	108,267
Right-of-use assets	680,980	1,107,131
Lease liabilities	799,090
Amount due to related party for loans	$ 254,097	$ 144,506